LVIP ClearBridge Appreciation Fund Investment Strategy - LVIP ClearBridge Appreciation Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Lincoln Financial Investments Corporation serves as the Fund’s investment adviser. ClearBridge Investments, LLC (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets. The Fund invests primarily in equity securities of U.S. companies. Equity securities include exchange-traded and over-the-counter (“OTC”) common and preferred stocks, warrants and rights, securities convertible into equity securities and securities of other investment companies and of real estate investment trusts (“REITs”). The Fund typically invests in medium and large capitalization companies, but may also invest in small capitalization companies. The Fund seeks long-term appreciation of capital, meaning increased value of shareholders’ investments over an extended investment horizon, generally through investment in equity securities companies the Sub-Adviser believes have the potential for sustainable earnings growth, competitive advantages, and favorable long-term business prospects. There may be periods when the Fund does not emphasize long-term appreciation of capital due to market, valuation, or risk-management considerations. The Fund may invest up to 20% of its net assets in equity securities of foreign issuers. The Fund may invest in securities of issuers in emerging markets as part of its allocation to foreign investments. “Emerging markets” are defined as countries or markets not classified as developed and considered to be in earlier stages of economic or capital market development, as determined at the time of investment by widely recognized authorities or index providers (such as MSCI, FTSE, or similar organizations). The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of assets in a particular issuer than a diversified fund.